RELATED PARTY BALANCES AND TRANSACTIONS - Non-competition arrangement (Details) ¥ in Millions	Dec. 31, 2020 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Non-competition agreement, investable financial assets	¥ 10